Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Ohio Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Disciplined Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Dividend Capture Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Global Select Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Real Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Rotating Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Situs Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Fixed Income Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Intermediate Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Ohio Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

Huntington Short-Intermediate Fixed Income Securities Fund
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THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.